TRADE AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2018
Trade and other current receivables [abstract]
Schedule of trade and other receivables
Trade and other receivables consisted of the following items as of December 31:

	2018	2017	2016

Trade receivables (gross)*	716	798	769
Allowance for doubtful debt	(171)	(169)	(160)
Trade receivables (net)	545	629	609

Other receivables	32	126	76
Total trade and other receivables	577	755	685
* Includes contract assets (unbilled receivables), see Note 3 for further details

Schedule of movements in the allowance for doubtful debt
As of December 31, 2018, an impairment of US$171 (2017: US$169, 2016: US$160) is recorded against trade receivables. See below the movements in the allowance for doubtful debt:

	2018	2017	2016

Balance as of January 1 before IFRS 9 adjustment	169	160	182
Adjustment due to IFRS 9 (see Note 25)	14	—	—
Balance as of January 1 after IFRS 9 adjustment	183	160	182

Allowance for doubtful debts	47	36	73
Recoveries	(17)	(9)	(5)
Accounts receivable written off	(18)	(13)	(44)
Acquisitions and divestments of subsidiaries	—	—	(48)
Foreign currency translation adjustment	(15)	(4)	2
Other movements	(9)	(1)	—

Balance as of December 31	171	169	160

Schedule of aging of trade receivables
Set out below is the information about the Group’s trade receivables and contract assets using a provision matrix:

			Days past due
December 31, 2018	Contract assets	Current	< 30 days	Between 31 and 120 days	> 120 days	Total

Expected loss rate, %	0.2%	1.2%	9.6%	33.6%	81.5%
Trade receivables, gross	44	389	61	44	178	716
Expected credit losses	(1)	(5)	(6)	(15)	(144)	(171)

Trade receivables, net	43	384	55	29	34	545

			Days past due
January 1, 2018	Contract assets	Current	< 30 days	Between 31 and 120 days	> 120 days	Total

Expected loss rate, %	1.1%	1.3%	7.6%	27.6%	63.9%
Trade receivables, gross	18	371	92	87	230	798
Expected credit losses	—	(5)	(7)	(24)	(147)	(183)

Trade receivables, net	18	366	85	63	83	615